Ropes & Gray
                             One International Place
                        Boston, Massachusetts 02110-2624
                                 (617) 951-7000
                            Telecopier (617) 951-7050

                   Writer's Direct Dial Number: (617) 951-7797


                                                                   March 5, 1997

ELECTRONIC SUBMISSION - VIA EDGAR
---------------------------------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

         Re:     The Baupost Fund (the "Fund")
                 (Registration Nos. 33-35851 and 811-6138)
                 -----------------------------------------

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), the undersigned has been authorized by the Fund (1) to submit this filing in lieu of filing definitive forms of the Fund's Prospectus and Statement of Additional Information pursuant to Rule 497(c) under the 1933 Act and (2) to certify that:

          (i) the definitive form of Prospectus and form of Statement of Additional Information for the Fund, each dated February 28, 1997, that would have been filed pursuant to Rule 497(c) do not differ from the forms contained in the most recent amendment to the Fund's registration statement ("Post-Effective Amendment No. 8"); and

          (ii) Post-Effective Amendment No. 8 was filed electronically with the Securities and Exchange Commission on February 28, 1997.

         No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me at the number indicated above or, in my absence, to Bryan Chegwidden of this office (at 617-951-7400).


                                                     Very truly yours,

                                                     /s/ John Kingston, III

                                                     John Kingston, III


DCS/as:3195615.01
cc: Paul Gannon
    Bryan Chegwidden